S000019341 [Member] Average Annual Total Returns		12 Months Ended	55 Months Ended	60 Months Ended	120 Months Ended	219 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE BofA US Municipal Securities Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	3.92%		0.81%	2.36%
ICE AMT-Free California Municipal Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	3.80%		0.67%	2.15%
ICE AMT-Free US National Municipal Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[3]	3.90%
Performance Inception Date			Jun. 10, 2021
iShares California Muni Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		3.61%		0.50%	1.93%
Performance Inception Date						Oct. 04, 2007
iShares California Muni Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.60%		0.49%	1.92%
iShares California Muni Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.36%		0.90%	1.99%

[1]	The Fund began comparing its performance to the ICE BofA US Municipal Securities Index on February 28, 2026, as it represents the US national municipal securities market, and will no longer compare its performance to the ICE AMT-Free US National Municipal Index effective approximately one year from February 28, 2026.
[2]	The ICE AMT-Free California Municipal Index (Spliced) reflects the performance of the S&P California AMT-Free Municipal Bond Index through September 14, 2021 and the ICE AMT-Free California Municipal Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.
[3]	The inception date of the ICE AMT-Free US National Municipal Index was June 10, 2021.